Annual Fund Operating Expenses - Pacific Growth	Feb. 22, 2021
Class A
Operating Expenses:
Management Fees	0.87%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.41%
Total Annual Fund Operating Expenses	1.53%
Class C
Operating Expenses:
Management Fees	0.87%
Distribution and/or Service (12b-1) Fees	0.89%
Other Expenses	0.41%
Total Annual Fund Operating Expenses	2.17%
Class R
Operating Expenses:
Management Fees	0.87%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.41%
Total Annual Fund Operating Expenses	1.78%
Class Y
Operating Expenses:
Management Fees	0.87%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.41%
Total Annual Fund Operating Expenses	1.28%
Class R5
Operating Expenses:
Management Fees	0.87%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.39%
Total Annual Fund Operating Expenses	1.26%
Class R6
Operating Expenses:
Management Fees	0.87%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.39%
Total Annual Fund Operating Expenses	1.26%